Annual Total Returns[BarChart] - Hartford Core Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.97%	16.81%	34.93%	15.39%	6.55%	5.37%	21.75%	(1.91%)	33.44%	18.09%